Recurring Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Recurring Fair Value Measurements [Abstract]
Schedule of Company's Financial Assets and Liabilities

The following table presents fair value information as of December 31, 2023 and 2022, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$35,555,976	$35,555,976	$—	$—

Liabilities
Public warrant liability	829,962	829,962	—	—
Private warrant liability	813,308	—	813,308	—
Sponsor loan conversion option	—	—	—	—
Total	$1,643,270	$829,962	$813,308	$—
December 31, 2022	Total	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Money Market	$323,911,642	$323,911,642	$—	$—

Liabilities
Public warrant liability	191,529	191,529	—	—
Private warrant liability	187,687	—	187,687	—
Total	$379,216	$191,529	$187,687	$—

Schedule of Changes in the Fair Value of the Forward Purchase Agreement (“FPA”) Liability

The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) liability:

FPA
Fair value as of January 1, 2023	$—
Issuance of FPA liability	308,114
Change in fair value	(308,114)
Fair value as of December 31, 2023	$—